Game operating cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Game operation cost
Employee benefits expense	$ (39,155)	$ (35,282)	$ (13,985)
Technical support services	(12,514)	(8,754)	(4,960)
Game operation cost	$ (51,669)	$ (44,036)	$ (18,945)